Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
General
The Danaher Corporation & Subsidiaries Savings Plan (the "Plan") is a defined contribution plan established for eligible full-time and part-time U.S.-based employees, or employees outside of the U.S. as expatriates paid through U.S. payroll, of Danaher Corporation and its subsidiaries (the "Company"), effective November 30, 2002. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Danaher Corporation is the plan sponsor (the "Plan Sponsor"). Prior to November 30, 2002, these employees participated in the Danaher Corporation & Subsidiaries Retirement and Savings Plan. Plan participants should refer to the formal legal documents of the Plan and the Summary Plan Description for a more complete description of the Plan’s provisions and a full explanation of all limitations, adjustments and special cases in the Plan. Significant provisions related to contributions, benefit payments and investments are provided below. The Plan is administered through the trustee, Fidelity Management Trust Company ("Fidelity" or the "Plan Administrator").
Effective January 1, 2015, the Plan was amended to include a Roth 401(k) feature, automatic enrollment of new hires, rehires and those otherwise newly eligible (e.g. through acquisitions), automatic annual re-enrollment and annual auto-increase of deferral rates. The first annual cycle of automatic re-enrollment and auto-increase occurred in 2016. In addition, the Plan has been amended such that employees are eligible for employer safe harbor contributions immediately upon participation in the Plan.
Effective January 1, 2022, the Plan was amended to allow for employees not covered by collective bargaining agreements to elect to convert certain portions of their pre-tax, vested account balances to a Roth account in the Plan. This election results in the converted amounts being immediately taxed, but those amounts, and future earnings, are not taxed when made to participants as a qualifying distribution in retirement. Also effective in 2022, the Company amended the Plan to make an employer safe harbor match contribution true-up following the end of the year that considers the total eligible pay and salary deferrals for the entire plan year to determine if an additional match is due to employees not covered by collective bargaining agreements. This change removes the requirement that employees not covered by collective bargaining agreements defer at least 5% of eligible pay each pay period during the plan year to maximize the Company's matching contributions.
Plan Merger
On December 31, 2025, the Genedata USA Inc. 401(k) Profit Sharing Plan & Trust merged into the Plan which resulted in assets transferred in of $17.7 million. The asset transfer occurred subsequent to and as a result of Danaher Corporation's acquisition of Genedata AG.
Contributions
Eligible participants may contribute up to 75% of their compensation (traditional pre-tax and Roth after-tax combined), up to IRS and Plan limits. Employee contributions and the earnings or losses thereon are fully vested at all times. Employees whose employment is governed by the terms of a collective bargaining agreement may participate in the Plan to the extent authorized by the terms of the collective bargaining agreement.
The Company immediately matches 100% of each dollar contributed by participants (traditional pre-tax, Roth after-tax or a combination) on the first 3% of eligible pay plus 50% of each dollar contributed on the next 2% of eligible pay for employees not covered by collective bargaining agreements. These matching contributions are considered "safe harbor" matching contributions. Participants are fully vested in the value of the "safe harbor" matching contributions.
In addition to the Company's matching contributions, after certain participants complete one year of continuous service, the Company may make additional retirement contributions on behalf of the participants. This discretionary Company retirement contribution may equal up to 2% of eligible participants' eligible pay and is contributed each payroll period to the Plan. In addition, for participants that are active on the last day of the Plan year and have annual earnings that exceed the Social Security wage base for the Plan year, an additional retirement contribution of up to 2% of annual eligible earnings above the Social Security wage base and below the maximum eligible wages as determined by the IRS each year may be contributed by the Company to participants' accounts subsequent to the Plan year end. The Company's discretionary retirement contributions are determined at the discretion of the Plan Sponsor. With respect to all discretionary retirement contributions, participants generally become fully vested on the earlier of the date of completion of three years of service, retirement at or after age 65, or complete disability or death.
Approximately 1% of plan participants are covered by collective bargaining agreements. Employees covered by collective bargaining agreements are eligible for Company contributions, per the terms of the applicable collective bargaining agreement. For more details on specific union groups, refer to the formal legal documents of the Plan.
The Company’s unilateral and matching contributions for plan participants covered by collective bargaining agreements are determined at the discretion of the Plan Sponsor unless otherwise required by the terms of the collective bargaining agreement applicable to each participant. Generally, participants become fully vested with respect to the employer contributions upon completion of three years of service, attainment of age 65, death, complete disability or as required pursuant to the terms of the applicable collective bargaining agreement.
Benefit Payments
Participants who attain normal retirement age shall be entitled to payment of the balance in their account. Participants who remain employed after attainment of normal retirement age shall continue to participate under the same terms and conditions as applied prior to reaching normal retirement age. Participants are required to begin receiving distributions no later than the April 1 following the later of the year in which they retire from the Company or the year in which the participant turns age 73.
The beneficiary or beneficiaries of deceased participants shall be entitled to payment of the participants' account balance within a reasonable period of time after the participants' death.
Upon total and permanent disability, participants shall be entitled to payment of the balance in their account within a reasonable period of time after termination of employment.
Upon participants' termination of employment for reasons other than as specified above, participants are entitled to payment of their vested account balance. If the vested value of the participants' account is $1,000 (applied separately to Roth and non-Roth balances) or less, payment will automatically be made in a single lump sum. If the vested value of the participants' Roth balances or non-Roth balances is greater than $1,000 and does not exceed $5,000, the Plan Administrator will automatically roll over the Roth balances or non-Roth balances to a separate Fidelity IRA. If the vested value of the participants' account is more than $5,000, the participant must contact the Plan Administrator to request a distribution.
Eligible participants may request a withdrawal of all or a portion of their vested account while still working for the Company in accordance with procedures established by the Plan Administrator, subject to certain limitations and tax penalties. Different withdrawal rules apply to different Plan accounts.
Notes Receivable from Participants
Participants may receive a loan from the Plan in accordance with the policy established by the Plan Sponsor. Any such loan or loans shall not exceed the lesser of 50% of the participants' vested account balance or $50,000 reduced by the participants' highest outstanding loan balance from the Plan during the one-year period ending on the day before the loan is made. The Plan Administrator shall establish the maximum maturity period that will be permitted to prevent the loan from being treated as a distribution. Plan provisions require that all loans must be paid back within 60 months. The Plan Administrator may require loan payments to be made through payroll deductions.
Participant Accounts
Each participant account is credited with the participant’s contributions, employer safe harbor contributions, employer retirement contributions and an allocation of Plan earnings or losses, and is charged quarterly with administrative expense and recordkeeping fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Plan Sponsor, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees. Expenses relating to purchases, sales or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. All other administrative expenses of the Plan are paid by the Plan Sponsor.
A revenue credit program became effective July 1, 2013. When recordkeeping revenue earned in connection with plan services exceeds agreed-upon compensation, the Plan Sponsor can deposit excess revenue, regardless of source, in an unallocated account. The excess revenue credit is reimbursed to participants invested in the single fund providing the revenue credit. The calculated revenue credit is funded quarterly in arrears by the Plan Administrator.
Unallocated Accounts
As of December 31, 2025 and 2024, unallocated non-vested accounts, including forfeited amounts, totaled $1.6 million and $0.6 million, respectively, and forfeitures used to reduce Company contributions for 2025 were $2.1 million.
Termination of the Plan
Although the Company, as the Plan Sponsor, has not expressed an intention to do so, the Plan may be terminated at any time. In the event of termination of the Plan, the account balances of participants as of the date of termination shall immediately become nonforfeitable.